Condensed Balance Sheets - USD ($)	Sep. 30, 2018	Dec. 31, 2017
Current assets:
Cash	$ 986,401	$ 928,388
Prepaid expenses	173,924	293,423
Total current assets	1,160,325	1,221,811
Cash and marketable securities held in Trust Account	348,672,786	345,000,000
Total Assets	349,833,111	346,221,811
Current liabilities:
Accounts payable	1,217	93,876
Accrued expenses		5,000
Accrued expenses - related parties	35,783	42,915
Total current liabilities	37,000	141,791
Deferred underwriting commissions	12,075,000	12,075,000
Total liabilities	12,112,000	12,216,791
Commitments
Shareholders' Equity:
Preferred shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	1,499,611	5,215,674
Retained earnings (accumulated deficit)	3,499,404	(216,687)
Total shareholders' equity	5,000,001	5,000,010
Total Liabilities and Shareholders' Equity	349,833,111	346,221,811
Class A Ordinary Shares [Member]
Current liabilities:
Class A ordinary shares, $0.0001 par value; 32,900,501 shares subject to possible redemption	332,721,110	329,005,010
Shareholders' Equity:
Ordinary shares value	123	160
Total shareholders' equity		160
Class F Ordinary Shares [Member]
Shareholders' Equity:
Ordinary shares value	$ 863	863
Total shareholders' equity		$ 863